UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-7242

                                  CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Erich M. Patten, President
                         Cutler Investment Counsel, LLC
                                  3555 Lear Way
                             Medford, OR 97504-9759

                        Date of fiscal year end: June 30

           Date of reporting period: July 1, 2004 - September 30, 2004



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ITEM 1.  SCHEDULE OF INVESTMENTS
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

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CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

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SHARES        SECURITY DESCRIPTION                                                        VALUE

              COMMON STOCK - 99.3%

              CONSUMER DISCRETIONARY - 3.3%
       31,950 General Motors Corp.                                                        $ 1,357,236
                                                                                     -----------------
                                                                                     -----------------

              CONSUMER STAPLES - 11.9%
       45,850 ConAgra Foods, Inc.                                                           1,178,804
       23,350 General Mills, Inc.                                                           1,048,415
       22,350 Kimberly-Clark Corp.                                                          1,443,587
       22,300 Procter & Gamble Co.                                                          1,206,876
                                                                                     -----------------
                                                                                     -----------------

                                                                                            4,877,682
                                                                                     -----------------
                                                                                     -----------------

              ENERGY - 11.0%
       31,400 ChevronTexaco Corp.                                                           1,684,296
       17,050 ConocoPhillips                                                                1,412,592
       29,510 Exxon Mobil Corp.                                                             1,426,218
                                                                                     -----------------
                                                                                     -----------------

                                                                                            4,523,106
                                                                                     -----------------
                                                                                     -----------------

              FINANCIALS - 18.5%
       41,000 Bank of New York Co., Inc.                                                    1,195,970
       26,850 Citigroup, Inc.                                                               1,184,622
       32,950 J.P. Morgan Chase & Co.                                                       1,309,103
       27,250 Lincoln National Corp.                                                        1,280,750
       53,000 U.S. Bancorp                                                                  1,531,700
       18,550 Wells Fargo & Co.                                                             1,106,137
                                                                                     -----------------
                                                                                     -----------------

                                                                                            7,608,282
                                                                                     -----------------
                                                                                     -----------------

              HEALTH CARE - 7.1%
       56,550 Bristol-Myers Squibb Co.                                                      1,338,538
       24,700 Merck & Co., Inc.                                                               815,100
       25,050 Pfizer, Inc.                                                                    766,530
                                                                                     -----------------
                                                                                     -----------------

                                                                                            2,920,168
                                                                                     -----------------
                                                                                     -----------------

              INDUSTRIALS - 16.7%
       15,050 3M Co.                                                                        1,203,549
       16,250 Caterpillar, Inc.                                                             1,307,313
       18,950 Emerson Electric Co.                                                          1,172,815
       41,600 General Electric Co.                                                          1,396,928
       20,000 Pitney Bowes, Inc.                                                              882,000
        9,700 United Technologies Corp.                                                       905,786
                                                                                     -----------------
                                                                                     -----------------

                                                                                            6,868,391
                                                                                     -----------------
                                                                                     -----------------

              INFORMATION TECHNOLOGY - 2.6%
       56,300 Hewlett-Packard Co.                                                           1,055,625
                                                                                     -----------------
                                                                                     -----------------


              MATERIALS - 12.3%
       39,650 Alcoa, Inc.                                                                   1,331,843
       34,000 Dow Chemical Co.                                                              1,536,120
       19,400 E.I. du Pont de Nemours & Co.                                                   830,320
       20,650 Weyerhaeuser Co.                                                              1,372,812
                                                                                     -----------------
                                                                                     -----------------

                                                                                            5,071,095
                                                                                     -----------------
                                                                                     -----------------

              TELECOMMUNICATION SERVICES - 3.4%
       54,000 SBC Communications, Inc.                                                      1,401,300
                                                                                     -----------------
                                                                                     -----------------


              UTILITIES - 12.5%
       27,900 Consolidated Edison, Inc.                                                     1,172,916
       40,000 Exelon Corp.                                                                  1,467,600
       56,650 National Fuel Gas Co.                                                         1,604,895
       20,950 Peoples Energy Corp.                                                            873,196
                                                                                     -----------------
                                                                                     -----------------

                                                                                            5,118,607
                                                                                     -----------------
                                                                                     -----------------

              TOTAL COMMON STOCK (COST $36,290,289)                                        40,801,492
                                                                                     -----------------
                                                                                     -----------------

              MONEY MARKET FUND - 1.0%
      421,852 Monarch Daily Assets Cash Fund (Cost $421,852)                                  421,852
                                                                                     -----------------
                                                                                     -----------------

PRINICPAL

              MONEY MARKET DEPOSIT ACCOUNT - 0.0%
        3,057 Citibank Money Market Deposit Account (Cost $3,057)                               3,057
                                                                                     -----------------
                                                                                     -----------------

              TOTAL INVESTMENTS IN SECURITIES - 100.3%
              (COST $36,715,198)*                                                        $ 41,226,401
              Other Assets and Liabilities, Net - (0.3%)                                     (131,809)
                                                                                     -----------------
                                                                                     -----------------

              TOTAL NET ASSETS - 100.0%                                                   $41,094,592
                                                                                     =================
                                                                                     =================



*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                             $6,972,708
Gross Unrealized Depreciation                                             (2,461,505)
                                                                   ------------------
                                                                   ------------------
Net Unrealized Appreciation (Depreciation)                                $4,511,203

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Item 2.  Controls and Procedures.


(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Cutler Trust

By:     /s/ Erich M. Patten
        __________________________
         Erich M. Patten, President

Date:   November 18, 2004
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Erich M. Patten
        __________________________
         Erich M. Patten, President

Date:   November 18, 2004
        __________________________


By:     /s/ Matthew C. Patten
        __________________________
         Matthew C. Patten, Treasurer

Date:   November 18, 2004
        __________________________